Virtus KAR Global Small-Cap Fund

(the “Fund”),

a series of Virtus Investment Trust

Supplement dated June 28, 2024 to the Fund’s prospectuses dated October 27, 2023, as supplemented

IMPORTANT NOTICE TO INVESTORS

Effective June 28, 2024, a regulatory benchmark will be added to the Fund’s Average Annual Total Returns table in the Fund’s “Performance Information” section.

-- End of Supplement Text --

Under “Performance Information” in the Fund’s summary prospectus and the summary section of the statutory prospectus:

1. The second sentence in the second paragraph will be replaced with the following:

The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and a style-specific index that reflects the market sectors in which the fund invests.

2. The following paragraph will be added under the Average Annual Total Returns table:

The MSCI All Country World Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets. The MSCI All Country World Index (net) is calculated on a total return basis with net dividends reinvested. The index is unmanaged and not available for direct investment.

3. The table showing Average Annual Total Returns is hereby replaced in its entirety as shown below:

Performance Information

Average Annual Total Returns (for the periods ended 12/31/23)

Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.

Class	1 Year	5 Years	10 Years
Institutional Class Shares
Return Before Taxes	24.04%	10.89%	6.26%
Return After Taxes on Distributions	23.90%	8.39%	4.30%
Return After Taxes on Distributions and Sale of Fund Shares	14.52%	8.11%	4.48%
Class A Shares
Return Before Taxes	16.83%	9.29%	5.30%
Class C Shares
Return Before Taxes	22.67%	9.70%	5.10%
Index
MSCI All Country World Index (net) (reflects no deduction for fees or expenses)	22.20%	11.72%	7.92%
MSCI ACWI Small Cap Index (net) (reflects no deduction for fees or expenses)	16.84%	9.85%	6.66%

-- End of Supplement Data --

Investors should retain this supplement with the Prospectuses for future reference.

VIT 8061 KAR GSC Benchmark Changes (6/24)

Virtus KAR Health Sciences Fund

(the “Fund”),

a series of Virtus Investment Trust

Supplement dated June 28, 2024 to the Fund’s prospectuses dated October 27, 2023, as supplemented

IMPORTANT NOTICE TO INVESTORS

Effective June 28, 2024, a regulatory benchmark will be added to the Fund’s Average Annual Total Returns table in the Fund’s “Performance Information” section.

-- End of Supplement Text --

Under “Performance Information” in the Fund’s summary prospectus and the summary section of the statutory prospectus:

1. The second sentence in the second paragraph will be replaced with the following:

The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and a style-specific index that reflects the market sectors in which the fund invests.

2. The following paragraph will be added under the Average Annual Total Returns table:

The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged and not available for direct investment.

3. The table showing Average Annual Total Returns is hereby replaced in its entirety as shown below:

Performance Information

Average Annual Total Returns (for the periods ended 12/31/23)

Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.

				Since Inception Institutional
				Class
Class	1 Year	5 Years	10 Years	(12/22/2014)
Class A Shares
Return Before Taxes	-3.07%	9.07%	9.32%	—
Return After Taxes on Distributions	-3.07%	6.12%	6.30%	—
Return After Taxes on Distributions and Sale of Fund Shares	-1.82%	6.55%	6.56%	—
Class C Shares
Return Before Taxes	1.78%	9.48%	9.12%	—
Institutional Class Shares
Return Before Taxes	2.84%	10.63%	—	8.49%
Index
FT Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	26.10%	15.40%	11.69%	11.45%
Russell 3000® Health Care Index (reflects no deduction for fees, expenses or taxes)	2.87%	10.79%	10.92%	9.18%

-- End of Supplement Data --

Investors should retain this supplement with the Prospectuses for future reference.

VIT 8061 KAR Health Sciences Benchmark Changes (6/24)

Virtus NFJ Dividend Value Fund

(the “Fund”),

a series of Virtus Investment Trust

Supplement dated June 28, 2024 to the Fund’s prospectuses dated October 27, 2023, as supplemented

IMPORTANT NOTICE TO INVESTORS

Effective June 28, 2024, a regulatory benchmark will be added to the Fund’s Average Annual Total Returns table in the Fund’s “Performance Information” section.

-- End of Supplement Text --

Under “Performance Information” in the Fund’s summary prospectus and the summary section of the statutory prospectus:

1. The second sentence in the second paragraph will be replaced with the following:

The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and a style-specific index that reflects the market sectors in which the fund invests.

2. The following paragraph will be added under the Average Annual Total Returns table:

The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged and not available for direct investment.

3. The table showing Average Annual Total Returns is hereby replaced in its entirety as shown below:

Performance Information

Average Annual Total Returns (for the periods ended 12/31/23)

Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.

Class	1 Year	5 Years	10 Years
Institutional Class Shares
Return Before Taxes	19.65%	10.30%	7.20%
Return After Taxes on Distributions	15.27%	7.33%	4.08%
Return After Taxes on Distributions and Sale of Fund Shares	13.40%	7.55%	4.86%
Class A Shares
Return Before Taxes	12.59%	8.71%	6.24%
Class C Shares
Return Before Taxes	18.29%	9.14%	6.05%
Class R6 Shares
Return Before Taxes	19.58%	10.36%	7.26%
Index
FT Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	26.10%	15.40%	11.69%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	11.46%	10.91%	8.40%

-- End of Supplement Data --

Investors should retain this supplement with the Prospectuses for future reference.

VIT 8061 NFJ DV Benchmark Changes (6/24)

Virtus NFJ Large-Cap Value Fund

(the “Fund”),

a series of Virtus Investment Trust

Supplement dated June 28, 2024 to the Fund’s prospectuses dated October 27, 2023, as supplemented

IMPORTANT NOTICE TO INVESTORS

Effective June 28, 2024, a regulatory benchmark will be added to the Fund’s Average Annual Total Returns table in the Fund’s “Performance Information” section.

-- End of Supplement Text --

Under “Performance Information” in the Fund’s summary prospectus and the summary section of the statutory prospectus:

1. The second sentence in the second paragraph will be replaced with the following:

The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and a style-specific index that reflects the market sectors in which the fund invests.

2. The following paragraph will be added under the Average Annual Total Returns table:

The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged and not available for direct investment.

3. The table showing Average Annual Total Returns is hereby replaced in its entirety as shown below:

Performance Information

Average Annual Total Returns (for the periods ended 12/31/23)

Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.

				Since Inception
				Class R6
Class	1 Year	5 Years	10 Years	(10/29/2021)
Institutional Class Shares
Return Before Taxes	17.85%	10.24%	8.02%	—
Return After Taxes on Distributions	15.59%	8.07%	6.48%	—
Return After Taxes on Distributions and Sale of Fund Shares	11.61%	7.65%	5.99%	—
Class A Shares
Return Before Taxes	11.08%	8.68%	7.07%	—
Class C Shares
Return Before Taxes	16.62%	9.08%	6.86%	—
Class R6 Shares
Return Before Taxes	18.07%	—	—	1.46%
Index
FT Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	26.10%	15.40%	11.69%	2.19%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	11.46%	10.91%	8.40%	2.59%

-- End of Supplement Data --

Investors should retain this supplement with the Prospectuses for future reference.

VIT 8061 NFJ LCV Benchmark Changes (6/24)

Virtus NFJ Mid-Cap Value Fund

(the “Fund”),

a series of Virtus Investment Trust

Supplement dated June 28, 2024 to the Fund’s prospectuses dated October 27, 2023, as supplemented

IMPORTANT NOTICE TO INVESTORS

Effective June 28, 2024, a regulatory benchmark will be added to the Fund’s Average Annual Total Returns table in the Fund’s “Performance Information” section.

-- End of Supplement Text --

Under “Performance Information” in the Fund’s summary prospectus and the summary section of the statutory prospectus:

1. The second sentence in the second paragraph will be replaced with the following:

The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and a style-specific index that reflects the market sectors in which the fund invests.

2. The following paragraph will be added under the Average Annual Total Returns table:

The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged and not available for direct investment.

3. The table showing Average Annual Total Returns is hereby replaced in its entirety as shown below:

Performance Information

Average Annual Total Returns (for the periods ended 12/31/23)

Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.

				Since Inception
				Class R6
Class	1 Year	5 Years	10 Years	(12/18/2017)
Institutional Class Shares
Return Before Taxes	16.65%	11.02%	8.33%	—
Return After Taxes on Distributions	14.26%	7.97%	6.19%	—
Return After Taxes on Distributions and Sale of Fund Shares	10.47%	7.99%	6.07%	—
Class A Shares
Return Before Taxes	9.85%	9.39%	7.34%	—
Class C Shares
Return Before Taxes	15.37%	9.80%	7.14%	—
Class R6 Shares
Return Before Taxes	16.71%	11.08%	—	5.93%
Index
FT Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	26.10%	15.40%	11.69%	11.51%
Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)	12.71%	11.16%	8.26%	6.84%

-- End of Supplement Data --

Investors should retain this supplement with the Prospectuses for future reference.

VIT 8061 NFJ MCV Benchmark Changes (6/24)

Virtus NFJ Small-Cap Value Fund

(the “Fund”),

a series of Virtus Investment Trust

Supplement dated June 28, 2024 to the Fund’s prospectuses dated October 27, 2023, as supplemented

IMPORTANT NOTICE TO INVESTORS

Effective June 28, 2024, a regulatory benchmark will be added to the Fund’s Average Annual Total Returns table in the Fund’s “Performance Information” section.

-- End of Supplement Text --

Under “Performance Information” in the Fund’s summary prospectus and the summary section of the statutory prospectus:

1. The second sentence in the second paragraph will be replaced with the following:

The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and a style-specific index that reflects the market sectors in which the fund invests.

2. The following paragraph will be added under the Average Annual Total Returns table:

The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged and not available for direct investment.

3. The table showing Average Annual Total Returns is hereby replaced in its entirety as shown below:

Performance Information

Average Annual Total Returns (for the periods ended 12/31/23)

Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.

Class	1 Year	5 Years	10 Years
Institutional Class Shares
Return Before Taxes	23.53%	9.09%	4.78%
Return After Taxes on Distributions	20.74%	6.91%	1.41%
Return After Taxes on Distributions and Sale of Fund Shares	15.36%	6.79%	2.84%
Class A Shares
Return Before Taxes	16.23%	7.48%	3.81%
Class C Shares
Return Before Taxes	22.07%	7.89%	3.63%
Class R6 Shares
Return Before Taxes	23.56%	9.15%	4.84%
Index
FT Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	26.10%	15.40%	11.69%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	14.65%	10.00%	6.76%

-- End of Supplement Data --

Investors should retain this supplement with the Prospectuses for future reference.

VIT 8061 NFJ SCV Benchmark Changes (6/24)

Virtus Silvant Focused Growth Fund

(the “Fund”),

a series of Virtus Investment Trust

Supplement dated June 28, 2024 to the Fund’s prospectuses dated October 27, 2023, as supplemented

IMPORTANT NOTICE TO INVESTORS

Effective June 28, 2024, a regulatory benchmark will be added to the Fund’s Average Annual Total Returns table in the Fund’s “Performance Information” section.

-- End of Supplement Text --

Under “Performance Information” in the Fund’s summary prospectus and the summary section of the statutory prospectus:

1. The second sentence in the second paragraph will be replaced with the following:

The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and a style-specific index that reflects the market sectors in which the fund invests.

2. The following paragraph will be added under the Average Annual Total Returns table:

The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged and not available for direct investment.

3. The table showing Average Annual Total Returns is hereby replaced in its entirety as shown below:

Performance Information

Average Annual Total Returns (for the periods ended 12/31/23)

Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.

				Since Inception
				Class R6
Class	1 Year	5 Years	10 Years	(12/14/2015)
Institutional Class Shares
Return Before Taxes	53.94%	19.81%	14.27%	—
Return After Taxes on Distributions	52.93%	16.77%	11.82%	—
Return After Taxes on Distributions and Sale of Fund Shares	32.63%	15.47%	11.11%	—
Class A Shares
Return Before Taxes	45.07%	18.11%	13.27%	—
Class C Shares
Return Before Taxes	52.38%	18.54%	13.04%	—
Class R6 Shares
Return Before Taxes	54.01%	19.87%	—	15.45%
Index
FT Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	26.10%	15.40%	11.69%	13.12%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	42.68%	19.50%	14.86%	16.31%

-- End of Supplement Data --

Investors should retain this supplement with the Prospectuses for future reference.

VIT 8061 Silvant Focused Growth Benchmark Changes (6/24)

Virtus Silvant Mid-Cap Growth Fund

(the “Fund”),

a series of Virtus Investment Trust

Supplement dated June 28, 2024 to the Fund’s prospectuses dated October 27, 2023, as supplemented

IMPORTANT NOTICE TO INVESTORS

Effective June 28, 2024, a regulatory benchmark will be added to the Fund’s Average Annual Total Returns table in the Fund’s “Performance Information” section.

-- End of Supplement Text --

Under “Performance Information” in the Fund’s summary prospectus and the summary section of the statutory prospectus:

1. The second sentence in the second paragraph will be replaced with the following:

The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and a style-specific index that reflects the market sectors in which the fund invests.

2. The following paragraph will be added under the Average Annual Total Returns table:

The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged and not available for direct investment.

3. The table showing Average Annual Total Returns is hereby replaced in its entirety as shown below:

Performance Information

Average Annual Total Returns (for the periods ended 12/31/23)

Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.

Class	1 Year	5 Years	10 Years
Institutional Class Shares
Return Before Taxes	24.81%	16.46%	11.00%
Return After Taxes on Distributions	24.81%	14.32%	8.67%
Return After Taxes on Distributions and Sale of Fund Shares	14.69%	13.21%	8.40%
Class A Shares
Return Before Taxes	17.50%	14.83%	10.03%
Class C Shares
Return Before Taxes	23.35%	15.32%	9.83%
Index
FT Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	26.10%	15.40%	11.69%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)	25.87%	13.81%	10.57%

-- End of Supplement Data --

Investors should retain this supplement with the Prospectuses for future reference.

VIT 8061 Silvant MCG Benchmark Changes (6/24)

Virtus Small-Cap Fund

(the “Fund”),

a series of Virtus Investment Trust

Supplement dated June 28, 2024 to the Fund’s prospectuses dated October 27, 2023, as supplemented

IMPORTANT NOTICE TO INVESTORS

Effective June 28, 2024, a regulatory benchmark will be added to the Fund’s Average Annual Total Returns table in the Fund’s “Performance Information” section.

-- End of Supplement Text --

Under “Performance Information” in the Fund’s summary prospectus and the summary section of the statutory prospectus:

1. The second sentence in the second paragraph will be replaced with the following:

The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and a style-specific index that reflects the market sectors in which the fund invests.

2. The following paragraph will be added under the Average Annual Total Returns table:

The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged and not available for direct investment.

3. The table showing Average Annual Total Returns is hereby replaced in its entirety as shown below:

Performance Information

Average Annual Total Returns (for the periods ended 12/31/23)

Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.

				Since Inception
				Class R6
Class	1 Year	5 Years	10 Years	(8/22/2018)
Institutional Class Shares
Return Before Taxes	14.13%	10.14%	7.67%	—
Return After Taxes on Distributions	13.50%	8.93%	6.05%	—
Return After Taxes on Distributions and Sale of Fund Shares	8.79%	7.89%	5.65%	—
Class A Shares
Return Before Taxes	7.45%	8.53%	6.69%	—
Class C Shares
Return Before Taxes	12.85%	8.93%	6.49%	—
Class R6 Shares
Return Before Taxes	14.16%	10.20%	—	5.07%
Index
FT Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	26.10%	15.40%	11.69%	11.39%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	16.93%	9.97%	7.16%	4.51%

-- End of Supplement Data --

Investors should retain this supplement with the Prospectuses for future reference.

VIT 8061 Virtus Small-Cap Benchmark Changes (6/24)

Virtus Zevenbergen Technology Fund

(the “Fund”),

a series of Virtus Investment Trust

Supplement dated June 28, 2024 to the Fund’s prospectuses dated October 27, 2023, as supplemented

IMPORTANT NOTICE TO INVESTORS

Effective June 28, 2024, a regulatory benchmark will be added to the Fund’s Average Annual Total Returns table in the Fund’s “Performance Information” section.

-- End of Supplement Text --

Under “Performance Information” in the Fund’s summary prospectus and the summary section of the statutory prospectus:

1. The second sentence in the second paragraph will be replaced with the following:

The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and two style-specific indexes that reflect the market sectors in which the fund invests.

2. The following paragraph will be added under the Average Annual Total Returns table:

The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged and not available for direct investment.

3. The table showing Average Annual Total Returns is hereby replaced in its entirety as shown below:

Performance Information

Average Annual Total Returns (for the periods ended 12/31/23)

Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.

Class	1 Year	5 Years	10 Years
Institutional Class Shares
Return Before Taxes	65.59%	18.70%	16.42%
Return After Taxes on Distributions	65.59%	14.33%	12.15%
Return After Taxes on Distributions and Sale of Fund Shares	38.83%	14.07%	12.07%
Class A Shares
Return Before Taxes	56.05%	17.01%	15.39%
Class C Shares
Return Before Taxes	63.99%	17.47%	15.18%
Index
FT Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	26.10%	15.40%	11.69%
S&P North American Technology Index (reflects no deduction for fees, expenses or taxes)	44.64%	18.75%	14.80%
Nasdaq Composite® Index (reflects no deduction for fees, expenses or taxes)	61.13%	22.22%	18.72%

-- End of Supplement Data --

Investors should retain this supplement with the Prospectuses for future reference.

VIT 8061 Zevenbergen Tech Benchmark Changes (6/24)